Schedule of investment in associates (Details) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Unquoted shares - at cost beginning	$ 1,493,850	$ 1,721,098	$ 1,721,098
Unquoted shares - at cost beginning	1,493,850	1,721,098	1,721,098
Reclassification to other investment (Note 8)	(1,492,916)
Unquoted shares - at cost end	934	1,721,098	1,493,850	$ 1,721,098
Unquoted shares - at cost end	1,493,850	1,721,098	1,493,850	1,721,098
Accumulated impairment loss beginning	(257)	(270)	(270)
Addition during the financial year
Accumulated impairment loss ending	(257)	(270)	(257)	(270)
Unquoted shares- at cost, net	677	1,720,828
As at 1 April	13,911	7,327	7,327
Share of post acquisition reserve beginning	3,151	7,327	7,327
Share of (loss)/profit during the financial year	19,418	33,456
As at 30 September	33,329	40,783	13,911	7,327
Share of post acquisition reserve ending	22,569	40,783	3,151	7,327
Share of post- acquisition reserve, net	1,516,162	1,761,611
Exchange differences	(10,276)	959
Investment in associates	23,730	1,762,570
Previously stated [member]
IfrsStatementLineItems [Line Items]
Unquoted shares - at cost beginning	1,493,850	1,493,850	1,493,850	895
Unquoted shares - at cost end			1,493,850	1,493,850
Accumulated impairment loss beginning	(257)	(257)	(257)	(257)
Addition during the financial year
Accumulated impairment loss ending			(257)	(257)
Unquoted shares- at cost, net			1,493,593	1,493,593
Share of post acquisition reserve beginning	$ 3,151	$ 13,911	13,911	10,490
Share of (loss)/profit during the financial year			(10,760)	3,421
Share of post acquisition reserve ending			3,151	13,911
Share of post- acquisition reserve, net			1,496,744	1,507,504
Exchange differences			99,432	(860)
Investment in associates			1,596,176	1,506,644
Addition during the financial year				$ 1,492,955